Terrance James Reilly Of Counsel Admitted in Pennsylvania and New Jersey	123 South Broad Street Avenue of the Arts Philadelphia, PA 19109 Tel: 215-772-1500	Direct Dial: 215-772-7318 Fax: 215-772-7620 Email: treilly@mmwr.com

April 30, 2018

VIA EDGAR TRANSMISSION

U. S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	New Alternatives Fund

1933 Act Registration No. 002-74436

1940 Act Registration No. 811-03287

Ladies and Gentlemen:

On behalf of New Alternatives Fund (the “Trust”) and pursuant to Rule 497(j) of the Securities Act of 1933 as amended (the “Securities Act”), I hereby certify that the prospectus and statement of additional information of the Trust’s sole series of shares, also named “New Alternatives Fund,” that would have been filed by the Trust under Rule 497(c) under the Securities Act, does not differ from that contained in Post-Effective Amendment No. 56 to the Trust’s registration statement on Form N-1A as filed electronically with the Commission on April 27, 2018.

Very truly yours,

/s/ TERRANCE JAMES REILLY
Terrance James Reilly

cc:	David J. Schoenwald

Jeremy Steich